Employee benefits (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Employee Costs

a) Employee costs includes

	Year ended March 31,
	2016		2017		2018
Salaries and bonus	₹	237,130	₹	258,207	₹	261,981
Employee benefits plans
Gratuity and other defined benefit plans		885		1,095		1,532
Defined contribution plans		5,985		7,037		7,363
Share based compensation		1,534		1,742		1,347

	₹	245,534	₹	268,081	₹	272,223

The employee benefit cost is recognized in the following line items in the consolidated statement of income:
	Year ended March 31,
	2016		2017		2018
Cost of revenues	₹	207,747	₹	226,595	₹	228,937
Selling and marketing expenses		23,663		26,051		28,070
General and administrative expenses		14,124		15,435		15,216

	₹	245,534	₹	268,081	₹	272,223

Summary of Defined Benefit Plan Actuarial (Gains) Losses Recognized in Other Comprehensive Income

	Year ended March 31,
	2016		2017		2018
Salaries and bonus	₹	237,130	₹	258,207	₹	261,981
Employee benefits plans
Gratuity and other defined benefit plans		885		1,095		1,532
Defined contribution plans		5,985		7,037		7,363
Share based compensation		1,534		1,742		1,347

	₹	245,534	₹	268,081	₹	272,223

The employee benefit cost is recognized in the following line items in the consolidated statement of income:
	Year ended March 31,
	2016		2017		2018
Cost of revenues	₹	207,747	₹	226,595	₹	228,937
Selling and marketing expenses		23,663		26,051		28,070
General and administrative expenses		14,124		15,435		15,216

	₹	245,534	₹	268,081	₹	272,223

Defined benefit plan actuarial (gains)/ losses recognized in other comprehensive income include:
	Year ended March 31,
	2016		2017		2018
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income	₹	30	₹	(189)	₹	(18)
Actuarial loss/ (gain) arising from financial assumptions		180		363		(296)
Actuarial loss/ (gain) arising from demographic assumptions		2		(73)		(54)
Actuarial loss/ (gain) arising from experience adjustments		798		(313)		(454)

	₹	1,010	₹	(212)	₹	(822)

Summary of Defined Benefit Plans

Amount recognized in the consolidated statement of income in respect of defined benefit plans is as follows:

	Year ended March 31,
	2016		2017		2018
Current service cost	₹	915	₹	1,130	₹	1,525
Net interest on net defined benefit liability/(asset)		(30)		(35)		7

Net gratuity cost/(benefit)		885		1,095		1,532

Actual return on plan assets	₹	351	₹	692	₹	501

Summary of Change in Present Value of Defined Obligation and Plan Assets

	Year ended March 31,
	2016		2017		2018
Current service cost	₹	915	₹	1,130	₹	1,525
Net interest on net defined benefit liability/(asset)		(30)		(35)		7

Net gratuity cost/(benefit)		885		1,095		1,532

Actual return on plan assets	₹	351	₹	692	₹	501

Change in present value of defined benefit obligation is summarized below:
			As at March 31,
			2017		2018
Defined benefit obligation at the beginning of the year			₹	6,656	₹	8,270
Acquisitions				751		38
Current service cost				1,130		1,525
Interest on obligation				464		490
Benefits paid				(708)		(865)
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions				363		(296)
Actuarial loss/(gain) arising from demographic assumptions				(73)		(54)
Actuarial loss/(gain) arising from experience adjustments				(313)		(454)

Defined benefit obligation at the end of the year			₹	8,270	₹	8,654

Change in plan assets is summarized below:
			As at March 31,
			2017		2018
Fair value of plan assets at the beginning of the year			₹	6,488	₹	7,919
Acquisitions				561		28
Expected return on plan assets				499		483
Employer contributions				186		59
Benefits paid				(4)		—
Remeasurement (loss)/gains
Return on plan assets excluding interest income				189		18

Fair value of plan assets at the end of the year			₹	7,919	₹	8,507

Present value of unfunded obligation				(351)		(147)

Recognized asset/(liability)				(351)		(147)

Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans

The principal assumptions used for the purpose of actuarial valuation of these defined benefit plans are as follows:

	As at March 31,
	2017	2018
Discount rate	5.91%	6.30%
Expected return on plan assets	5.91%	6.30%
Expected rate of salary increase	6.90%	6.89%
Duration of defined benefit obligations	8 years	8 years

Summary of Expected Future Contribution and Estimated Future Benefit Payments

The expected future contribution and estimated future benefit payments from the fund are as follows:

Expected contribution to the fund during the year ending March 31, 2019	₹	1,162

Estimated benefit payments from the fund for the year ending March 31:
2019	₹	1,338
2020		1,062
2021		1,059
2022		1,065
2023		1,053
Thereafter		5,454

Total	₹	11,031

Summary of Fund and Plan Assets of Provident Fund

The details of fund and plan assets are given below:

	As at March 31,
	2017		2018
Fair value of plan assets	₹	40,059	₹	46,016
Present value of defined benefit obligation		(40,059)		(46,016)

Net (shortfall)/ excess	₹	-	₹	-

Provident fund [member]
Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans

The principal assumptions used in determining the present value obligation of interest guarantee under the deterministic approach are as follows:

	As at March 31,
	2017	2018
Discount rate for the term of the obligation	6.90%	7.35%
Average remaining tenure of investment portfolio	6 years	7 years
Guaranteed rate of return	8.65%	8.55%